Income taxes - Reconciliation between tax expense and accounting profit at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Reconciliation between tax expense and accounting profit at applicable tax rates
Profit before taxation	¥ 1,652,742	¥ 1,913,338	¥ 3,347,532	¥ 2,333,614
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	394,856	572,459	859,697	566,955
Tax effect of share-based compensation expenses	11,401	54,151	20,127	15,435
Tax effect of other non-deductible expenses	7,310	2,696	13,060	13,666
Effect of preferential tax treatments on assessable profits of certain subsidiaries	(10,756)	(96,588)	(101,522)	(42,739)
Tax effect of additional deduction on research and development costs	(3,476)	(3,364)	(6,179)	(4,217)
Tax effect of exempted and non-taxable income	(12,481)	(7,185)	(11,978)	(7,421)
Effect of unused tax losses not recognized/(being utilized)	(8,002)	(16,497)	(56,271)	22,956
Effect of deductible temporary differences (being utilized)/not recognized	13,718	197,984	1,736	(12,850)
Others	4,095	(132)	(6,566)
Tax expense	¥ 396,665	¥ 703,524	¥ 712,104	¥ 551,785